ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange Rate [Line Items]
Israeli CPI Points	101.5	100.4	98.9
Israeli CPI Points, Change in period	1.1	1.5	(0.4)
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.627	3.467	3.845
Exchange rate, Change in period	4.60%	(0.10%)	(1.50%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.216	4.153	4.044
Exchange rate, Change in period	1.50%	2.70%	(4.80%)